OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 430,170
2023	379,089
2024	260,409
2025	108,002
2026	105,541
Thereafter	101,174
Total minimum lease revenues	$ 1,384,385